TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
b.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2013	2014

Domestic	$(2,555)	$475	$1,087
Foreign	(727)	2,360	2,218

	$(3,282)	$2,835	$3,305

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2013	2014

Current taxes	$527	$542	$451
Deferred taxes	14	(1,946)	2,940

	$541	$(1,404)	$3,391

Domestic	$283	$(634)	$2,122
Foreign	258	(770)	1,269

	$541	$(1,404)	$3,391

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2014
Deferred tax assets:
Net operating loss carry-forward	$52,976	$48,392
Reserves and allowances	7,843	9,780

Net deferred tax assets before valuation allowance	60,819	58,172
Less - Valuation allowance	(53,687)	(53,980)

Deferred tax asset	$7,132	$4,192

Domestic:
Short-term deferred tax asset	$1,397	$2,200
Long-term deferred tax asset	2,953	32

	$4,350	$2,232

Foreign:
Short-term deferred tax asset	$880	$1,120
Long-term deferred tax asset	1,902	840

	$2,782	$1,960

Schedule Of Income Tax Reconciliation Between Theoretical And Actual Tax Expenses Benefit [Table Text Block]
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2012	2013	2014

Income (loss) before taxes, as reported in the consolidated statements of operations	$(3,282)	$2,835	$3,305

Statutory tax rate	25%	25%	26.5%

Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(821)	$709	$876
Income tax at rate other than the Israeli statutory tax rate	(55)	310	353
Tax advances, withholding tax and non-deductible expenses, including equity based compensation expenses	807	518	897
Losses for which a valuation allowance was provided (utilized)	755	(2,929)	1,101
Tax adjustment in respect of different tax rates	-	(148)	-
Taxes in respect to prior years	(162)	-	-
State and Federal taxes	48	163	136
Foreign exchange	89	(20)	17
Impairment of tax advances	-	64	-
Other	(120)	(71)	11

Actual tax expense (benefit)	$541	$(1,404)	$3,391